Expense Example	Oct. 13, 2025 USD ($)
Aptus January Buffer ETF | Aptus January Buffer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Aptus April Buffer ETF | Aptus April Buffer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Aptus July Buffer ETF | Aptus July Buffer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Aptus October Buffer ETF | Aptus October Buffer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	$ 80